Taxation (Details) $ / shares in Units, $ in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Taxation (Details) [Line Items]
Profits tax rate (in Dollars)	$ 2
Corporation tax percentage	8.25%
Remaining assessable profits percentage	16.50%
Profits tax rate percentage	15.00%
Income tax rate	16.50%
Standards at a rate	25.00%
HNTE certificate is effective years	3 years
Taxable income exemption percentage			50.00%	50.00%
Net income per share (in Dollars per share) | $ / shares		$ 0.02
PRC tax authority years	5 years
PRC net operating loss years						5 years
High tech enterprises years	10 years
Net operating loss carryforwards (in Dollars)		$ 6,239,757				$ 4,475,379
Valuation allowance (in Dollars)		810,159				1,723,347	$ 570,253
Forecast [Member]
Taxation (Details) [Line Items]
Preferential tax rate					15.00%
Hong Kong [Member]
Taxation (Details) [Line Items]
Profits tax rate percentage	16.50%
PRC [Member]
Taxation (Details) [Line Items]
Net operating loss carryforwards (in Dollars)		$ 36,288,770				$ 28,198,108
Shanghai Zhizhen [Member]
Taxation (Details) [Line Items]
Preferential tax rate						15.00%
High and New Technology Enterprise [Member]
Taxation (Details) [Line Items]
Preferential tax rate	15.00%